Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com
Brian Crowell bcrowell@stradley.com 215.564.8082

1933 Act Rule 485(a)(2)
1933 Act File No. 333-239440
1940 Act File No. 811-23580
April 7, 2022
VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Dimensional ETF Trust (the “Trust”) File Nos. 333-239440 and 811-23580 Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 13/17 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment is being submitted to add four new series of shares, designated as the Dimensional US Sustainability Core 1 ETF, Dimensional International Sustainability Core 1 ETF, Dimensional Emerging Markets Sustainability Core 1 ETF, and Dimensional Global Sustainability Fixed Income ETF (the “Portfolios”), to the Trust.

The Trust intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission’s staff on the Amendment; and (ii) updating other timely information contained in the prospectuses and statements of additional information relating to the Portfolios.

As noted on the facing sheet, the Amendment relates only to the Portfolios, and the Amendment does not affect the prospectuses and statements of additional information of the Trust’s other series of shares.

Please direct questions and comments relating to this filing to me at the above number, or in my absence, to Jana Cresswell at (215) 564-8048.

Sincerely,

/s/ Brian Crowell
Brian Crowell
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